Notes Related to the Consolidated Statement of Income (Loss) - Summary of Financial Income and Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Income from short term deposits	€ 7	€ 163	€ 405
Other financial income	2,940	5,264	134
Financial income	2,947	5,427	539
Financial expenses on lease liability	(343)	(4)	(8)
Interest expense related to borrowings	(148)	(5)	(7)
Other financial expenses	(1,042)	(19)	(3,168)
Financial expenses	(1,533)	(29)	(3,183)
Financial income (loss)	€ 1,414	€ 5,399	€ (2,644)